OTHER ASSETS - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets:
Restricted cash, Current	$ 0	$ 0
Restricted cash, Non-current	2,035	3,079
Deferred consideration, Current	7,345	2,394
Deferred consideration, Non-current	11,289	15,639
Derivative asset, Current	0	1,287
Derivative asset, Non-current	0	0
Loan receivable From JV Partner, Current	0	0
Loan receivable From JV Partner, Non-current	8,214	0
Non-financial assets:
Non-current value added tax receivable (note 11)	5,991	6,751
Non-current materials inventory (note 7)	2,006	3,973
Held for sale	1,431	1,418
Other current assets	8,776	5,099
Other non-current assets	$ 29,535	$ 29,442